Loans and advances to customers - Summary (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial instruments
Financial assets	$ 1,407,320	$ 1,361,558
Loans and advances - Customers
Financial instruments
Financial assets	728,335	676,636
Collateral provided	5,153	3,689
Gross carrying amount | Loans and advances - Customers
Financial instruments
Financial assets	750,305	698,152
Impairment losses | Loans and advances - Customers
Financial instruments
Financial assets	(21,970)	(21,516)	$ (16,929)
Financial assets designated at fair value through profit or loss | Loans and advances - Customers
Financial instruments
Financial assets	25,789	9,093
Financial assets at fair value through other comprehensive income category | Loans and advances - Customers
Financial instruments
Financial assets	2,875	771
Financial assets at fair value through other comprehensive income category | Gross carrying amount | Loans and advances - Customers
Financial instruments
Financial assets	2,880
Financial assets at fair value through other comprehensive income category | Impairment losses | Loans and advances - Customers
Financial instruments
Financial assets	(5)
Financial assets at amortized cost category | Loans and advances - Customers
Financial instruments
Financial assets	699,671	666,772
Financial assets at amortized cost category | Gross carrying amount | Loans and advances - Customers
Financial instruments
Financial assets	721,636	$ 688,286
Financial assets at amortized cost category | Impairment losses | Loans and advances - Customers
Financial instruments
Financial assets	$ (21,965)